abrdn Funds
(the "Trust")

abrdn International Sustainable Leaders Fund
(the "Fund")

Supplement dated March 29, 2023 to the Fund's Summary Prospectus dated February 28, 2023, as supplemented to date ("Summary Prospectus")

Effective March 31, 2023, the following replaces the table in the section entitled, "Portfolio Managers":

Name	Title	Served on the Fund Since
Andrew Brown	Investment Director	2023
Kurt Cruickshank	Investment Director	2023
Roseanna Ivory	Investment Director	2023

Please retain this Supplement for future reference.